SECURITIES ACT FILE NO. 333-56881

                             ING BIOTECHNOLOGY FUND

                        SUPPLEMENT DATED OCTOBER 30, 2002
                              CLASSES A, B, C AND Q
         ING DOMESTIC EQUITY FUNDS PROSPECTUSES DATED SEPTEMBER 23, 2002


     Effective October 29, 2002, the ING Biotechnology Fund is closed to new investments.

     AW Advisors, LLC, sub-adviser to the ING Biotechnology Fund, has submitted its resignation as sub-adviser. This resignation will become effective on November 15, 2002.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE